Trading Activities - Additional Information (Detail)	Dec. 31, 2015
Forward Contracts [Member] | Off-Exchange-Traded [Member] | SECOR Master Fund [Member]
Derivative [Line Items]
Percentage of total investments	39.30%
Future Contract [Member] | Exchange-Traded [Member] | SECOR Master Fund [Member]
Derivative [Line Items]
Percentage of total investments	60.70%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	100.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member] | Cambridge Master Fund [Member]
Derivative [Line Items]
Percentage of total investments	100.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	9.60%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	90.40%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Future Contract [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	100.00%